Consolidated Statements Of Comprehensive Income (Loss) (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements Of Comprehensive Income (Loss) (Unaudited)
Net loss	$ (19,642,252)	$ (10,084,977)	$ (32,782,154)	$ (11,664,083)	$ (51,668,971)	$ (34,642,641)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	(675)	(62,630)	(570)	(82,086)	(92,664)	60,375
Other comprehensive income (loss), net of tax	(675)	(62,630)	(570)	(82,086)	(92,664)	60,375
Comprehensive income (loss)	$ (19,642,927)	$ (10,147,607)	$ (32,782,724)	$ (11,746,169)	$ (51,761,635)	$ (34,582,266)